SEGMENT INFORMATION (Major customers as a percentage of net sales) (Details)	12 Months Ended
	Dec. 31, 2017	Jan. 01, 2017
Customer A
Disclosure of major customers [line items]
Percentage of total net sales	16.50%	18.20%
Customer B
Disclosure of major customers [line items]
Percentage of total net sales	11.90%	12.40%